SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2013 Accounts Receivable [Member] Ultrapetrol River Business [Member]	Dec. 31, 2013 Accounts Receivable [Member] Ultrapetrol Ocean and Offshore Supply Business [Member]	Dec. 31, 2012 Accounts Receivable [Member] Ultrapetrol Ocean and Offshore Supply Business [Member]	Dec. 31, 2013 Cash and Cash Equivalents [Member]	Dec. 31, 2013 Obras Terminales y Servicios S.A. [Member]	Aug. 16, 2009 Obras Terminales y Servicios S.A. [Member]	Dec. 31, 2013 Maritima Sipsa S.A. [Member]	Dec. 31, 2012 Puertos del Sur S.A. [Member]	Dec. 31, 2011 Puertos del Sur S.A. [Member]
Schedule of Equity Method Investments [Line Items]
Equity method ownership percentage (in hundredths)	50.00%										50.00%	50.00%	49.00%	50.00%	50.00%
Revenues and related expenses [Abstract]
Construction period	90 days
Foreign currency translation [Abstract]
Foreign currency exchange gains	$ 25,360
Cash and cash equivalents [Abstract]
Maximum number of months of maturity of highly liquid investments to be considered as cash equivalents	3 months
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage (in hundredths)							11.00%	22.00%	27.00%	9.00%
Changes in allowance for doubtful accounts [Roll Forward]
Balance at January 1	1,916		841		555
Provision	2,467		1,559		598
Recovery	0		(293)		0
Amounts written off	(1,478)	[1]	(191)	[1]	(312)	[1]
Balance at December 31	2,905		1,916		841
Insurance claims receivable [Abstract]
Insurance claims receivable	$ 6,692		$ 6,017

[1]	Accounts charged to the allowance when collection efforts cease.